Revision of Prior Period Financial Statements - Schedule of Statements of Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
As Reported [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year	$ 759,032
Finance Cost	285,368
Income tax expenses	141,676
Trade and other payables	(42,985)
Net cash provided by operating activities	935,273
Adjustment [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year	2,308
Finance Cost	44,002
Income tax expenses	474
Trade and other payables	(46,784)
Net cash provided by operating activities
As Revised [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year	761,340
Finance Cost	329,370
Income tax expenses	142,150
Trade and other payables	(89,769)
Net cash provided by operating activities	$ 935,273